Note 2 - Allowance For Loan Losses: Troubled Debt Restructurings on Financing Receivables (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Current 12 months
Financing Receivable, Modifications, Number of Contracts	4,328	4,011	12,122	11,487
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 11,554,143	$ 9,113,525	$ 30,444,449	$ 26,071,283
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 11,213,641	$ 8,751,593	$ 29,429,337	$ 25,017,261
Current 12 months | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	4,162	3,881	11,667	11,117
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 11,025,238	$ 8,764,876	$ 29,000,014	$ 25,032,298
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 10,702,334	$ 8,419,386	$ 28,038,080	$ 24,018,560
Current 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	11	4	35	18
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 114,010	$ 27,360	$ 311,583	$ 138,249
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 111,556	$ 27,360	$ 302,117	$ 137,167
Current 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	155	126	420	352
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 414,895	$ 321,289	$ 1,132,852	$ 900,736
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 399,751	$ 304,847	$ 1,089,140	$ 861,534
Previous 12 months
Financing Receivable, Modifications, Number of Contracts	1,629	1,513	3,932	3,728
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 2,554,428	$ 2,245,162	$ 6,155,999	$ 5,432,295
Previous 12 months | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	1,572	1,465	3,817	3,619
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 2,445,911	$ 2,162,134	$ 5,915,570	$ 5,244,206
Previous 12 months | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	1	0	1	0
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 4,233	$ 0	$ 4,233	$ 0
Previous 12 months | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	56	48	114	109
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 104,284	$ 83,028	$ 236,196	$ 188,089